Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 5,122	$ 4,960
Web hosting fees	1,947	1,460
Third party service fees	3,983	3,202
Other	343	304
Cost of revenue	$ 11,395	$ 9,926